Guarantor Financial Information Narrative (Details) - 6.000% Senior Notes due 2024 [$1.0B] [Member] $ in Billions	Dec. 31, 2016 USD ($)
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 1.0
Interest rate, stated percentage	6.00%
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 1.0
Interest rate, stated percentage	6.00%